Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Maturities Operating Leases Liabilities
Maturities of operating lease liabilities at December 31, 2023 are as follows (in thousands):

2024	11,842
2025	3,219
2026	3,298
2027	3,376
2028	3,455
Thereafter	5,824

Total lease payments	31,014
Less: interest	3,585

Total lease liability	$27,429

Lease liability – current	$10,781
Lease liability – long-term	$16,648